FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets:
Measured at amortized cost (i)	$ 4,277	$ 7,212
Liabilities:
Amortized cost (ii)	14,108	10,284
Fair value through P&L (iii)		$ 4,602